Schedule II - Valuation and Qualifying Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance for Doubtful Accounts
Activity in valuation and Qualifying Accounts
Balance- Beginning of Period	$ 2,000	$ 2,450	$ 2,450
Charged to Costs and Expense	906	663	1,546
Charged to Other Accounts	82
Deductions from Reserves	1,069	1,113	1,546
Balance- End of Period	1,919	2,000	2,450
Allowance for Inventory Obsolescence
Activity in valuation and Qualifying Accounts
Balance- Beginning of Period	839	782	662
Charged to Costs and Expense	(75)	51	(1)
Deductions from Reserves	(281)	(6)	(121)
Balance- End of Period	1,045	839	782
Income Tax Valuation Allowance
Activity in valuation and Qualifying Accounts
Balance- Beginning of Period	11,958
Charged to Costs and Expense	3,094	11,958
Balance- End of Period	$ 15,052	$ 11,958